SCHEDULE OF RESTRICTED STOCK AWARD (Details) - Restricted Stock [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Stock Awards, Vested	1,036	2	2
Number of Restricted Stock Awards, Non-vested	11,250	536